Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	5 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 02, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Aug. 08, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Reverse stock split description			The share and per share amounts for all periods presented reflect the completion of the Company's 1-for-2 reverse stock split, which the Company effected on April 2, 2014.
Reverse stock split ratio	0.5
Advertising costs			$ 22,400,000	$ 12,200,000		$ 25,000,000	$ 20,400,000	$ 12,600,000
Expected dividend yield			0.00%	0.00%		0.00%	0.00%	0.00%
Taxable income percentage reselected in taxable income		100.00%			74.00%
Unrecognized tax expense that would have impact tax rate						876,000,000	2,665,000,000	1,493,000,000
Number of reportable segment						1
Pro Forma
Significant Accounting Policies [Line Items]
Convertible preferred stock conversion ratio				One-for-one		One-for-one
Developed software
Significant Accounting Policies [Line Items]
Capitalized cost		$ 2,592,000	$ 1,112,000	$ 1,434,000		$ 2,592,000	$ 2,280,000	$ 2,398,000